SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of shares
Unvested as of December 31, 2015 | shares	732,634
Granted | shares	1,038,000
Vested | shares	(310,486)
Forfeited | shares	(92,098)
Unvested as of December 31, 2016 | shares	1,368,050
Weighted average grant date fair value
Unvested as of December 31, 2015 | $ / shares	$ 20.62
Granted | $ / shares	27.22
Vested | $ / shares	20.54
Forfeited | $ / shares	23.78
Unvested as of December 31, 2016 | $ / shares	$ 25.44